Note 12 - Equity - Share-based Compensation Expense (Details) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 12, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation expense		$ 117		$ 2,594,000	$ 295,000
Share-Based Payment Arrangement, Option [Member]
Share-based compensation expense		86,000	$ 59,000	1,574,000	295,000
Restricted Stock Units (RSUs) [Member]
Share-based compensation expense	$ 410,000	$ 1	$ 0	410,000	0
Series D Warrants [Member]
Share-based compensation expense				$ 610,000	$ 0